BANCREEK US LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

COMMON STOCKS — 99.8%	Shares	Fair Value

Communications — 3.7%
Alphabet, Inc., Class A(a)	7,359	$ 1,018,927

Consumer Discretionary — 6.7%
Copart, Inc. (a)	21,290	1,131,563
O'Reilly Automotive, Inc. (a)	690	750,320
		1,881,883
Consumer Staples — 3.7%
Hershey Company (The)	5,498	1,033,184

Financials — 13.0%
Arthur J Gallagher & Company	4,413	1,076,463
Brown & Brown, Inc.	13,649	1,149,382
Marsh & McLennan Companies, Inc.	5,295	1,071,020
Nasdaq, Inc.	6,002	337,312
		3,634,177
Health Care — 9.0%
Agilent Technologies, Inc.	7,656	1,051,628
Danaher Corporation	4,416	1,117,866
Mettler-Toledo International, Inc. (a)	268	334,255
		2,503,749
Industrials — 40.3%+
CBIZ, Inc. (a)	15,935	1,203,571
Eaton Corporation PLC	4,134	1,194,726
Fastenal Company	15,672	1,144,213
Hubbell, Inc.	3,088	1,175,508
Lincoln Electric Holdings, Inc.	4,596	1,179,334
Old Dominion Freight Line, Inc.	1,710	756,641
Quanta Services, Inc.	4,921	1,188,471
Republic Services, Inc.	6,097	1,119,409
Trane Technologies PLC	4,077	1,149,592
WW Grainger, Inc.	1,191	1,159,391
		11,270,856
Materials — 4.0%
Linde plc	2,463	1,105,444

Technology — 19.4%
Accenture plc, Class A	2,915	1,092,484
Apple, Inc.	5,479	990,329
Broadcom, Inc.	890	1,157,436
Microsoft Corporation	2,651	1,096,560
Motorola Solutions, Inc.	3,269	1,080,045
		5,416,854

Total Common Stocks (Cost $25,760,683)		27,865,074
Total Investments — 99.8% (Cost $25,760,683)		27,865,074

Other Assets in Excess of Liabilities — 0.2%		69,743

NET ASSETS — 100.0%		$ 27,934,817

PLC – Public Limited Company

(a) Non-income producing security.

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.